Significant Accounting Policies (Details Textual) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Significant Accounting Policies [Line Items]
Class of Warrant or Right, Outstanding	10,570,000
Shares, Outstanding, Beginning Balance	7,187,500
Minimum Redemption Threshold for Public Shares	$ 5,000,001
Share Price	$ 8
Warrant Liability	$ 6,024,900	$ 0
Temporary Equity, Shares Outstanding	4,394,533
Private Placement [Member]
Significant Accounting Policies [Line Items]
Class of Warrant or Right, Outstanding	4,820,000
Shares, Outstanding, Beginning Balance		1,437,500
Public Shares [Member]
Significant Accounting Policies [Line Items]
Class of Warrant or Right, Outstanding	5,750,000
Shares, Outstanding, Beginning Balance	5,750,000